PROJECT ASSETS	12 Months Ended
Dec. 31, 2014
PROJECT ASSETS
PROJECT ASSETS

6. PROJECT ASSETS

           Project assets consist of the following:

	At December 31, 2013	At December 31, 2014
	$	$
Project assets—Acquisition cost	244,636,069	119,060,212
Project assets—EPC and other cost	260,361,532	185,450,721

	504,997,601	304,510,933

Current portion	344,161,805	235,228,186
Non-current portion	160,835,796	69,282,747

           The Company recorded impairment charges for project assets of $nil, $1,557,734 and $2,311,164 for the years ended December 31, 2012, 2013 and 2014, respectively.